UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                                       AIG
                                MONEY MARKET FUND

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2010

                                   (AIG LOGO)

                                   ADVISED BY

                        AIG ASSET MANAGEMENT (U.S.), LLC

INVESTMENT ADVISOR:
AIG ASSET MANAGEMENT (U.S.), LLC
70 PINE STREET
NEW YORK, NY 10270

DISTRIBUTOR:
SEI INVESTMENTS DISTRIBUTION CO.
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456

ADMINISTRATOR:
SEI INVESTMENTS GLOBAL FUNDS SERVICES
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456

LEGAL COUNSEL:
MORGAN, LEWIS & BOCKIUS LLP
1111 PENNSYLVANIA AVE., N.W.
WASHINGTON, D.C. 20004

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
PRICEWATERHOUSECOOPERS LLP
TWO COMMERCE SQUARE SUITE 1700
2001 MARKET STREET
PHILADELPHIA, PA 19103

For information call: 1-800-845-3885

This information must be preceded or accompanied by a current prospectus.

AIG-SA-007-0200

                              AIG MONEY MARKET FUND

The AIG Money Market Fund (the "Fund") is a money market mutual fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of U.S. dollar denominated short-term high quality securities. The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Fund to maintain a stable share price of US$1.00.

There is no assurance that the Fund will achieve its investment objective or that it will be able to maintain a constant share price of US$1.00 on a continuous basis. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is offered by prospectus through its distributor.


                                TABLE OF CONTENTS

Schedule of Investments                                                        2
Statement of Assets and Liabilities                                            4
Statement of Operations                                                        5
Statement of Changes in Net Assets                                             6
Financial Highlights                                                           7
Notes to Financial Statements                                                  8
Disclosure of Fund Expenses                                                   12

SCHEDULE OF INVESTMENTS                                    AIG MONEY MARKET FUND
APRIL 30, 2010 (UNAUDITED)

SECTOR WEIGHTINGS*

                                  (BAR CHART)

Commercial Paper          41.7%
Certificates of Deposit   29.5%
Time Deposits             16.7%
Repurchase Agreements     12.1%

*    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

  FACE
 AMOUNT                                                                  VALUE
 (000)                                                                   (000)
--------                                                              ----------
COMMERCIAL PAPER (A) (41.7%)
           Abbey National North America
$250,000      0.200%, 05/03/10                                        $  249,997
           Allied Irish Banks North America
  50,000      0.440%, 06/15/10                                            49,972
  50,000      0.450%, 06/15/10                                            49,972
           Banco Bilbao Vizcaya Argentaria
 100,000      0.320%, 05/05/10 (B)                                        99,996
           Bank of Ireland
 150,000      0.560%, 07/26/10                                           149,799
           Bank of Montreal
 100,000      0.210%, 05/07/10                                            99,997
           Barclays Funding
 150,000      0.290%, 06/25/10                                           149,934
 100,000      0.300%, 07/22/10                                            99,932
           BNP Paribas Funding
 100,000      0.210%, 05/03/10                                            99,999
           CBA Delaware Finance
  12,000      0.240%, 06/23/10                                            11,996
 100,000      0.265%, 07/08/10                                            99,950
           Commerzbank US Finance
  50,000      0.225%, 05/03/10                                            49,999
 100,000      0.235%, 05/03/10                                            99,999
  75,000      0.255%, 06/01/10                                            74,984
           Credit Agricole
 100,000      0.220%, 05/03/10                                            99,999
 100,000      0.250%, 06/23/10                                            99,963
 100,000      0.300%, 06/10/10                                            99,974

  FACE
 AMOUNT                                                                  VALUE
 (000)                                                                   (000)
--------                                                              ----------
COMMERCIAL PAPER -- CONTINUED
           Dexia Delaware
$150,000      0.295%, 05/26/10                                        $  149,969
 100,000      0.310%, 05/26/10                                            99,973
           Fortis Bank
 100,000      0.200%, 05/20/10                                            99,989
           Intesa Funding
 100,000      0.230%, 06/18/10                                            99,969
 100,000      0.240%, 05/05/10                                            99,997
           Irish Life & Permanent Group
  50,000      0.540%, 06/30/10                                            49,955
 100,000      0.670%, 06/28/10                                            99,892
           Natixis
 100,000      0.320%, 07/19/10                                            99,930
           NRW Bank
 100,000      0.230%, 05/04/10                                            99,998
 100,000      0.260%, 06/16/10                                            99,967
 100,000      0.320%, 07/26/10                                            99,924
           Societe Generale North America
 125,000      0.240%, 05/04/10                                           124,998
 100,000      0.245%, 05/17/10                                            99,989
           Swedbank
 100,000      0.280%, 05/06/10 to 05/14/10                                99,993
                                                                      ----------
           TOTAL COMMERCIAL PAPER
           (Cost $3,111,005)                                           3,111,005
                                                                      ----------
CERTIFICATES OF DEPOSIT (29.5%)
           Banco Bilbao Vizcaya Argentaria
 100,000      0.235%, 06/02/10                                           100,001
  75,000      0.250%, 06/08/10                                            75,000
           Bank of Ireland
 150,000      0.580%, 07/26/10                                           150,000
           Credit Industriel et Commercial
  75,000      0.270%, 05/18/10                                            75,000
 200,000      0.320%, 05/17/10 to 06/04/10                               200,000
           Fortis Bank
 100,000      0.220%, 05/25/10                                           100,000

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS                                    AIG MONEY MARKET FUND
APRIL 30, 2010 (UNAUDITED)

  FACE
 AMOUNT                                                                  VALUE
 (000)                                                                   (000)
--------                                                              ----------
CERTIFICATES OF DEPOSIT -- CONTINUED
           KBC Bank
$ 50,000      0.290%, 05/24/10                                        $   50,001
 175,000      0.300%, 05/04/10 to 06/01/10                               175,001
           Landesbank Hessen Thueringen
 250,000      0.280%, 05/19/10 to 05/24/10                               250,000
           Mizuho Corporate Bank
 100,000      0.230%, 05/07/10                                           100,000
           National Bank of Canada
 125,000      0.210%, 05/05/10                                           125,000
  75,000      0.270%, 05/14/10                                            75,000
           Natixis
  50,000      0.320%, 07/19/10                                            50,000
           Rabobank Nederland
 200,000      0.270%, 07/09/10                                           200,000
           Societe Generale
  75,000      0.210%, 05/07/10                                            75,000
           Sumitomo Mitsui Banking
 300,000      0.230%, 05/05/10 to 05/10/10                               300,000
           UBS
 100,000      0.330%, 05/13/10                                           100,000
                                                                      ----------
           TOTAL CERTIFICATES OF DEPOSIT
           (Cost $2,200,003)                                           2,200,003
                                                                      ----------
TIME DEPOSITS (16.7%)
           Bank of Nova Scotia
 125,000      0.200%, 05/03/10                                           125,000
           DNB Nor Bank
 275,170      0.220%, 05/03/10                                           275,170
           Erste Bank
 100,000      0.220%, 05/03/10                                           100,000
           ING Bank
 250,000      0.220%, 05/03/10                                           250,000
           Mizuho Bank
 200,000      0.220%, 05/03/10                                           200,000
           Nordea Bank
 300,000      0.210%, 05/03/10                                           300,000
                                                                      ----------
           TOTAL TIME DEPOSITS
           (Cost $1,250,170)                                           1,250,170
                                                                      ----------

  FACE
 AMOUNT                                                                  VALUE
 (000)                                                                   (000)
--------                                                              ----------
REPURCHASE AGREEMENTS (C) (12.1%)
$400,000      Deutsche Bank 0.190%, dated 04/30/10, to be
              repurchased on 05/03/10, repurchase price
              $400,006,333 (collateralized by various U.S.
              Government obligations, ranging in par value
              $953,000-$127,080,000, 0.000%-5.950%,
              07/13/10-01/15/37, with a total market value
              $408,000,773)                                           $  400,000
 300,000      Barclays Bank 0.190%, dated 04/30/10, to be
              repurchased on 05/03/10, repurchase price
              $300,004,750 (collateralized by various U.S.
              Government obligations, ranging in par value
              $144,500,000-$161,767,000, 0.000%-0.000%,
              07/28/10-10/27/10, with a total market value
              $306,000,630)                                              300,000
 200,000      Morgan Stanley 0.180%, dated 04/30/10, to be
              repurchased on 05/03/10, repurchase price
              $200,003,000 (collateralized by various U.S.
              Government obligations, ranging in par value
              $54,810,000-$81,725,000, 1.840%-3.750%,
              03/01/13-12/02/14, with a total market value
              $204,004,683)                                              200,000
                                                                      ----------
           TOTAL REPURCHASE AGREEMENTS
           (Cost $900,000)                                               900,000
                                                                      ----------
           TOTAL INVESTMENTS (100.0%)
           (Cost $7,461,178)                                          $7,461,178
                                                                      ----------

Percentages are based on net assets of $7,461,549 (000).

(A) Discount notes. The rate reported is the effective yield at the time of purchase.

(B) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2010, the value of the liquid security amounted to $99,996 (000), representing 1.34% of the net assets of the Fund.

(C)  Tri-Party Repurchase Agreements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)                  AIG MONEY MARKET FUND
AS OF APRIL 30, 2010 (UNAUDITED)

ASSETS
   Investments at value (Cost $6,561,178)                            $6,561,178
   Repurchase Agreements at value (Cost $900,000)                       900,000
   Interest Receivable                                                      851
   Cash                                                                       7
   Prepaid Expenses                                                          64
                                                                     ----------
   TOTAL ASSETS                                                       7,462,100
                                                                     ----------
LIABILITIES
   Payable due to Investment Adviser                                        214
   Payable due to Administrator                                             195
   Chief Compliance Officer Fees Payable                                      3
   Payable due to Trustees                                                    1
   Other Accrued Expenses                                                   138
                                                                     ----------
   TOTAL LIABILITIES                                                        551
                                                                     ----------
NET ASSETS                                                           $7,461,549
                                                                     ==========
NET ASSETS CONSIST OF:
   Paid-in Capital                                                   $7,461,565
   Accumulated Net Realized Loss on Investments                             (16)
                                                                     ----------
NET ASSETS                                                           $7,461,549
                                                                     ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A Shares
   (unlimited authorization -- no par value)
   ($7,461,549 / 7,461,597)                                          $     1.00
                                                                     ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)                              AIG MONEY MARKET FUND
FOR THE SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)

INVESTMENT INCOME:
Interest Income                                                         $ 7,667
                                                                        -------
   Total Investment Income                                                7,667
                                                                        -------
EXPENSES:
Investment Advisory Fees                                                  8,785
Administration Fees                                                       1,153
Chief Compliance Officer Fees                                                 5
Trustees' Fees                                                                3
Custodian Fees                                                              115
Registration and Filing Fees                                                 81
Transfer Agent Fees                                                          38
Professional Fees                                                            31
Printing Fees                                                                12
Insurance and Other Fees                                                     55
                                                                        -------
   Total Expenses                                                        10,278
Less:
Waiver of Investment Advisory Fees                                       (7,555)
Waiver of Administration Fees                                               (38)
                                                                        -------
   Net Expenses                                                           2,685
                                                                        -------
   Net Investment Income                                                  4,982
                                                                        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $ 4,982
                                                                        =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)                   AIG MONEY MARKET FUND
FOR THE SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED) AND
THE YEAR ENDED OCTOBER 31, 2009

                                                                         11/01/09 TO    11/01/08 TO
                                                                          04/30/10       10/31/09
                                                                        ------------   ------------
OPERATIONS:
   Net Investment Income                                                $      4,982   $     13,594
                                                                        ------------   ------------
      Increase in Net Assets Resulting from Operations                         4,982         13,594
                                                                        ------------   ------------
DIVIDENDS:
   Net Investment Income
      Class A                                                                 (4,982)       (13,594)
                                                                        ------------   ------------
   Total Dividends                                                            (4,982)       (13,594)
                                                                        ------------   ------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Class A
      Issued                                                              34,633,493     56,755,420
      Reinvestment of Dividends                                                4,980         13,536
      Redeemed                                                           (31,124,427)   (57,401,981)
                                                                        ------------   ------------
Net Increase (Decrease) in Net Assets from Capital Share Transactions      3,514,046       (633,025)
                                                                        ------------   ------------
Total Increase (Decrease) in Net Assets                                    3,514,046       (633,025)
                                                                        ------------   ------------
NET ASSETS:
   Beginning of Period                                                     3,947,503      4,580,528
                                                                        ------------   ------------
   End of Period                                                        $  7,461,549   $  3,947,503
                                                                        ============   ============
Undistributed Net Investment Income                                     $         --   $         --
                                                                        ============   ============

Amounts designated as "--" are either $0 or rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                       AIG MONEY MARKET FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FOR THE SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED) AND
THE YEARS ENDED OCTOBER 31,

                                                                                                        RATIO
                                                                                                         OF     RATIO OF    RATIO
              NET                                                            NET               NET    EXPENSES  EXPENSES    OF NET
             ASSET                  NET                 DIVIDENDS            ASSET           ASSETS      TO    TO AVERAGE INVESTMENT
             VALUE      NET       REALIZED     TOTAL    FROM NET             VALUE           END OF    AVERAGE NET ASSETS   INCOME
           BEGINNING INVESTMENT   GAIN ON      FROM    INVESTMENT   TOTAL   END OF  TOTAL    PERIOD      NET   (EXCLUDING TO AVERAGE
           OF PERIOD   INCOME   INVESTMENTS OPERATIONS   INCOME   DIVIDENDS PERIOD RETURN+    (000)    ASSETS   WAIVERS)  NET ASSETS
           --------- ---------- ----------- ---------- ---------- --------- ------ ------- ---------- -------- ---------- ----------
AIG MONEY MARKET FUND
   CLASS A
      2010*  $1.00     $  --**      $--       $  --**   $   --**   $   --**  $1.00  0.07%  $7,461,549   0.08%     0.29%      0.14%
      2009    1.00        --**       --          --**       --**       --**   1.00  0.30    3,947,503   0.09      0.30       0.30
      2008    1.00      0.03         --        0.03      (0.03)     (0.03)    1.00  2.70    4,580,528   0.20      0.30       2.33
      2007    1.00      0.05         --        0.05      (0.05)     (0.05)    1.00  5.18    1,169,431   0.21      0.31       5.05
      2006    1.00      0.05         --        0.05      (0.05)     (0.05)    1.00  4.72    1,193,586   0.22      0.32       4.61
      2005    1.00      0.03         --        0.03      (0.03)     (0.03)    1.00  2.73    1,328,558   0.21      0.31       2.71

+ Total return would have been lower had certain fees not been waived by the Advisor and Administrator.

* For the six month period ended April 30, 2010. All ratios for the period have been annualized.

**   Amounts represent less than $0.01 per share.

Note (unaudited): The 7-day current and effective annualized yield for Class A, as of April 30, 2010, is 0.18%.

The performance in the above table does not reflect the deduction of taxes on Fund distributions that the shareholder may be required to pay based on his/her tax bracket.

Amounts designated as "--" are either $0 or rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2010 (UNAUDITED)

1. ORGANIZATION:

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 32 funds. The financial statements herein are those of the AIG Money Market Fund (the "Fund"), which offers one class of shares: Class A. The investment objective of the Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

     The AIG Money Market Fund seeks to preserve the value of the shareholders' investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

          USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

          SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

          SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

          In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

               - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

               - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

               - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

          Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2010 (UNAUDITED)

          The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at April 30, 2010:

INVESTMENTS IN SECURITIES (000):   LEVEL 1     LEVEL 2    LEVEL 3      TOTAL
--------------------------------   -------   ----------   -------   ----------
Commercial Paper                     $--     $3,111,005     $--     $3,111,005
Certificates of Deposit               --      2,200,003      --      2,200,003
Time Deposits                         --      1,250,170      --      1,250,170
Repurchase Agreements                 --        900,000      --        900,000
                                     ---     ----------     ---     ----------
Total                                $--     $7,461,178     $--     $7,461,178
                                     ===     ==========     ===     ==========

          For the six months ended April 30, 2010, there have been no significant changes to the Fund's fair value methodologies.

          FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

          The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

          As of and during the six months ended April 30, 2010, the Fund did not have a liability for any unrecognized tax bene-fits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Fund did not incur any interest or penalties.

          REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net assets.

          DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2010 (UNAUDITED)

     A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION, TRANSFER AGENCY, AND CUSTODIAN AGREEMENTS:

     The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.05% of the Fund's average daily net assets up to and including $1 billion and 0.03% of the Fund's average daily net assets in excess of $1 billion. There is a minimum annual fee of $110,000 plus $15,000 for each additional class.

     The Fund and the Administrator entered into an agreement dated May 20, 2005 whereby the Administrator agreed to pay the Fund's transfer agency expenses up to a maximum of $110,000 annually to the extent aggregate annual average net assets of the Fund remain greater than $500 million. A waiver of the Administration fee on a dollar for dollar basis will offset transfer agency expenses billed to the Fund. The Administrator waived $37,593 of Administration fees for the six months ended April 30, 2010.

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

     DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

     U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

     The Trust and AIG Asset Management (U.S.), LLC (the "Advisor") (formerly AIG Global Investment Corp), an indirect, wholly owned subsidiary of American International Group, Inc., are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to 0.25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive and reduce its fee and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.40% of the Fund's average daily net assets of Class A shares. For the six months ended April 30, 2010 the Advisor waived 0.215% of its annual fee, reducing the annual fee to 0.035% of the Funds average daily net assets. As of April 30, 2010, the waiver amount totaled $7,554,796 and is included in the Fund's Statement of Operations. Fee waivers are voluntary and may be terminated at any time.

6. FEDERAL TAX INFORMATION:

     The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. There were no permanent differences for the year ended October 31, 2009. The tax character of dividends and distributions paid during the years ended October 31, 2009 and October 31, 2008 were as follows:

       ORDINARY
        INCOME
YEAR    (000)
----   -------
2009   $13,594
2008   $63,324

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2010 (UNAUDITED)

As of October 31, 2009, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income ...  $ 398
Capital Loss Carryforwards ......    (16)
Other Temporary Differences .....   (398)
                                   -----
Total Accumulated Losses ........  $ (16)
                                   =====

     For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2009, there were $16,469 of capital loss carryforwards, which expire October, 2015. As of April 30, 2010, the cost of securities for Federal tax purposes equals the cost located in the Schedule of Investments.

7. CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at April 30, 2010, is as follows:

    S & P           MOODY'S
------------        -------
A1 +    49.9%  P1    100.0%
A1      50.1
       -----         -----
       100.0%        100.0%
       -----         -----

8. OTHER:

     In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENT:

     In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

10. SUBSEQUENT EVENTS:

     The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of April 30, 2010.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return. You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                         11/01/09     04/30/10     RATIOS      PERIOD*
                         ---------   ---------   ----------   --------
AIG MONEY MARKET FUND
ACTUAL FUND RETURN
Class A                  $1,000.00   $1,000.70      0.08%       $0.40
HYPOTHETICAL 5% RETURN
Class A                  $1,000.00   $1,024.40      0.08%       $0.40

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the year, multiplied by 181/365 (to reflect the one-half year period shown).

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-845-3885; and (ii) on the Commission's website at http://www.sec.gov.

Most current yield information may be obtained by calling 1-800-845-3885 or 1-800-249-7445.

                                      NOTES

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 2, 2010


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 2, 2010

* Print the name and title of each signing officer under his or her signature.